Structured entities - Narrative (Details) entity in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) entity	Dec. 31, 2024 GBP (£) entity
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity	8	5
Notional contract amount	£ 100,079,291	£ 83,792,768
Loans and advances	1,232,975	1,204,773
Assets transferred to sponsored unconsolidated structured entities	1,060	890
Employee benefit and other trusts
Disclosure of unconsolidated structured entities [line items]
Undrawn borrowing facilities	£ 4,000	4,000
Securitisation vehicles | Debt securities | Not later than three months
Disclosure of unconsolidated structured entities [line items]
Maturity period	90 days
Unconsolidated structured entities | Derivative financial instruments
Disclosure of unconsolidated structured entities [line items]
Notional contract amount	£ 641,837	712,793
Contractual backstop liquidity facilities | CP's and medium-term note conduits
Disclosure of unconsolidated structured entities [line items]
Undrawn borrowing facilities	£ 21,000	£ 23,900